Acquisitions and Divestitures - Supplemental Pro Forma Information (Detail) - Successor [Member] - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Net loss attributable to controlling interests	$ (25.1)	$ (2.2)	$ (19.9)	$ 53.8	$ (4.3)	$ (49.3)	$ 5.0	$ (22.8)	$ (157.8)	$ (29.0)	$ 20.0	$ 49.5	$ 27.4	$ (224.9)
Du Pont [Member]
Business Acquisition [Line Items]
Net sales														4,277.3	$ 4,219.4
Net loss														(87.1)	(270.1)
Net loss attributable to controlling interests														$ (93.7)	$ (274.6)
Earnings per share (Basic and Diluted) (in dollars per share)														$ (0.41)	$ 0.00